Product and Geographic Sales Information - Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 560,702	$ 442,117	$ 445,645	$ 428,430	$ 455,595	$ 284,360	$ 273,500	$ 240,592	$ 1,876,894	$ 1,254,047	$ 974,345
Deferred revenues adjustment (2)									(3,951)	(23,101)	(438)
North America [Member]
Segment Reporting Information [Line Items]
Revenues									928,690	631,222	463,041
EMEA [Member]
Segment Reporting Information [Line Items]
Revenues									555,804	365,599	278,738
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues									$ 396,351	$ 280,327	$ 233,004